Leases (Tables)	12 Months Ended
Dec. 31, 2020
Presentation of leases for lessee [abstract]
Explanation of difference between operating lease commitments disclosed applying IAS 17 and lease liabilities recognised at date of initial application of IFRS 16 [text block]

Amounts in US$‘000	Total
Operating lease commitments disclosed as at December 31, 2018	69,938
(Less) Contracts reassessed as not being lease contracts in accordance with IFRS 16	(34,239)
(Less) Short-term leases not recognized as a liability	(17,537)
(Less) Low-value leases not recognized as a liability	(341)
Lease liabilities recognized as at January 1, 2019 (at nominal value)	17,821
Lease liabilities recognized as at January 1, 2019 (at present value)	14,610
Classified as follows:
Current	7,967
Non-current	6,643

Disclosure of quantitative information about right-of-use assets [text block]

Amounts in US$‘000	Total
Right-of-use assets at January 1, 2019	14,610
Additions	2,496
Depreciation	(3,644)
Right-of-use assets at December 31, 2019	13,462
Additions / changes in estimates	561
Acquisitions (Note 36.1)	16,674
Foreign currency translation	(1,223)
Depreciation	(8,072)
Right-of-use assets at December 31, 2020	21,402

Schedule of financial position of lease assets and liabilities

	December	December	January 1,
Amounts in US$ ‘000	31, 2020	31, 2019	2019 (a)
Right of use assets
Production, facilities and machinery	14,806	8,785	9,398
Buildings and improvements	6,596	4,677	5,212
	21,402	13,462	14,610
Lease liabilities
Current	10,890	7,442	7,967
Non-current	11,457	5,801	6,643
	22,347	13,243	14,610
(a)	In the previous year, the Group only recognized lease assets and lease liabilities in relation to leases that were classified as ‘finance leases’ under IAS 17 Leases.

Schedule of lease expenses consolidated statement of income

Amounts in US$ ‘000	2020	2019
Depreciation charge of Right of use assets
Production, facilities and machinery	(6,472)	(1,834)
Buildings and improvements	(1,600)	(1,810)
	(8,072)	(3,644)

Unwinding of long-term liabilities (included in Financial results)	(1,247)	(419)
Expenses related to short-term leases (included in Production and operating cost and Administrative expenses)	(1,317)	(13,463)
Expenses related to low-value leases (included in Administrative expenses)	(736)	(314)